Derivative Asset (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable premium amount	$ 7,000,000	$ 0
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 484,100,000
Derivative, Cap Interest Rate	0.75%
Derivative, Maturity Date	Nov. 30, 2026
Payable premium amount	$ 7,000,000
Derivative, Inception Date	Dec. 22, 2021